UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Valinor Capital Partners Offshore Master Fund, LP
Address: c/o Morgan Stanley Fund Services (Cayman) Ltd.
         Cricket Square, Hutchins Drive
	 2nd Floor,Boundary Hall
	 P.O. Box 2681
         Grand Cayman, KY1-1111
	 Cayman Islands

13F File Number:  028-13290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Angstreich
Title:     Chief Financial Officer
Phone:     (212) 918-5245

Signature, Place, and Date of Signing:

 /s/    David Angstreich     New York, New York     November 14, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-12747                     Valinor Management, LLC